Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	SIERRA WIRELESS INC
Entity Central Index Key	0001111863
Document Type	40-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	31,306,692
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 101,375	$ 85,443
Short-term investments (note 6)	9,347	26,405
Accounts receivable (note 7)	107,367	117,397
Inventories (note 8)	16,168	22,134
Deferred income taxes (note 15)	6,540	9,577
Prepaids and other (note 9)	20,674	24,542
Total current assets	261,471	285,498
Property, plant and equipment (note 10)	22,087	22,635
Intangible assets (note 11)	42,557	69,024
Goodwill (note 12)	89,961	90,953
Deferred income taxes (note 15)	6,205	836
Other assets	606	622
Total assets	422,887	469,568
Current liabilities
Accounts payable and accrued liabilities (note 13)	123,547	139,264
Deferred income taxes (note 15)	336
Deferred revenue and credits	1,721	987
Total current liabilities	125,604	140,251
Long-term obligations (note 14)	25,143	24,987
Deferred income taxes (note 15)	236	1,143
Total liabilities	150,983	166,381
Shareholders' equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 31,306,692 shares (December 31, 2010 - 31,222,786 shares)	328,440	327,668
Preferred stock: no par value; unlimited shares authorized; Issued and outstanding: nil shares
Treasury stock: at cost; 877,559 shares (December 31, 2010 - 643,042 shares)	(6,141)	(3,908)
Additional paid-in capital	20,087	16,926
Deficit	(62,482)	(33,167)
Accumulated other comprehensive loss (note 16)	(8,000)	(5,471)
Total shareholders' equity	271,904	302,048
Non-controlling interest (note 24)		1,139
Total equity	271,904	303,187
Total liabilities and equity	422,887	469,568
Commitments and Contingencies (note 27)

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common stock, issued shares	31,306,692	31,222,786
Common stock, outstanding shares	31,306,692	31,222,786
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	877,559	643,042

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 578,185	$ 650,341	$ 526,384
Cost of goods sold	414,735	459,976	349,092
Gross margin	163,450	190,365	177,292
Expenses:
Sales and marketing	45,499	51,599	54,835
Research and development (note 17)	89,000	88,035	80,066
Administration	34,677	36,357	36,553
Acquisition costs (note 5)			7,785
Restructuring (note 18)	837	7,640	20,605
Integration (note 19)	1,426	5,110	3,859
Impairment of intangible asset (note 11)	11,214
Amortization	10,709	11,990	11,313
Total expenses	193,362	200,731	215,016
Loss from operations	(29,912)	(10,366)	(37,724)
Foreign exchange gain (loss)	(460)	(7,000)	1,261
Other income (expense) (note 20)	35	(241)	(4,399)
Loss before income taxes	(30,337)	(17,607)	(40,862)
Income tax expense (recovery) (note 15)	(965)	(2,808)	340
Net loss	(29,372)	(14,799)	(41,202)
Net loss attributable to non-controlling interest	(57)	(258)	(1,303)
Net loss attributable to the Company	$ (29,315)	$ (14,541)	$ (39,899)
Net loss per share attributable to the Company's common shareholders (in dollars) (note 21)
Basic (in dollars per share)	$ (0.94)	$ (0.47)	$ (1.29)
Diluted (in dollars per share)	$ (0.94)	$ (0.47)	$ (1.29)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (29,372)	$ (14,799)	$ (41,202)
Other comprehensive income (loss), net of taxes:
Release of foreign currency translation relating to acquisition of non-controlling interest, net of taxes of $nil	42	32	31
Reclassification adjustment for realized loss on investments, net of taxes of $nil			21
Foreign currency translation adjustments, net of taxes of $nil	(2,571)	(5,466)	587
Total comprehensive loss	(31,901)	(20,233)	(40,563)
Comprehensive loss attributable to non-controlling interest:
Net loss	(57)	(258)	(1,303)
Foreign currency translation adjustments, net of taxes of $nil	(49)	228	30
Comprehensive loss attributable to the company	$ (31,795)	$ (20,203)	$ (39,290)

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stock	Treasury Shares	Additional paid-in capital	Deficit	Accumulated other comprehensive income (loss)	Non-controlling interest (deficit)
Balance at Dec. 31, 2008	$ 357,448	$ 325,893	$ (1,487)	$ 12,518	$ 21,273	$ (749)
Balance (in shares) at Dec. 31, 2008		31,031,954	121,022
Increase (Decrease) in Stockholders' Equity
Acquisition of non-controlling interest (note 5)	13,357						13,357
Exercise of Wavecom S.A. stock options	4,148			(2,751)		166	6,733
Subsequent tender offer and squeeze-out of Wavecom S.A. (note 5)	(19,569)			(1,647)		(93)	(17,829)
Purchase of Wavecom S.A. shares				(1,568)		31	1,537
Stock option exercises (note 23)	96	150		(54)
Stock option exercises (note 23) (in shares)		16,953
Stock-based compensation (note 23)	8,097			8,097
Purchase of treasury shares for RSU distribution	(6,417)		(6,417)
Purchase of treasury shares for RSU distribution (in shares)			1,141,388
Distribution of vested RSUs			1,462	(1,462)
Distribution of vested RSUs (in shares)			(175,758)
Net loss	(41,202)				(39,899)		(1,303)
Reclassification adjustment for realized loss on investments	21					21
Foreign currency translation adjustments, net of tax	617					587	30
Balance at Dec. 31, 2009	316,596	326,043	(6,442)	13,133	(18,626)	(37)	2,525
Balance (in shares) at Dec. 31, 2009		31,048,907	1,086,652
Increase (Decrease) in Stockholders' Equity
Purchase of Wavecom S.A. shares	(1,553)			(229)		32	(1,356)
Stock option tax benefit for U.S. employees	151			151
Stock option exercises (note 23)	1,074	1,625		(551)
Stock option exercises (note 23) (in shares)		173,879
Stock-based compensation (note 23)	6,956			6,956
Distribution of vested RSUs			2,534	(2,534)
Distribution of vested RSUs (in shares)			(443,610)
Net loss	(14,799)				(14,541)		(258)
Foreign currency translation adjustments, net of tax	(5,238)					(5,466)	228
Balance at Dec. 31, 2010	303,187	327,668	(3,908)	16,926	(33,167)	(5,471)	1,139
Balance (in shares) at Dec. 31, 2010	31,222,786	31,222,786	643,042
Increase (Decrease) in Stockholders' Equity
Purchase of Wavecom S.A. shares	(1,787)			(796)		42	(1,033)
Stock option exercises (note 23)	519	772		(253)
Stock option exercises (note 23) (in shares)		83,906
Stock-based compensation (note 23)	6,449			6,449
Purchase of treasury shares for RSU distribution	(4,472)		(4,472)
Purchase of treasury shares for RSU distribution (in shares)			613,638
Distribution of vested RSUs			2,239	(2,239)
Distribution of vested RSUs (in shares)			(379,121)
Net loss	(29,372)				(29,315)		(57)
Foreign currency translation adjustments, net of tax	(2,620)					(2,571)	(49)
Balance at Dec. 31, 2011	$ 271,904	$ 328,440	$ (6,141)	$ 20,087	$ (62,482)	$ (8,000)
Balance (in shares) at Dec. 31, 2011	31,306,692	31,306,692	877,559

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (29,372)	$ (14,799)	$ (41,202)
Items not requiring (providing) cash
Amortization	32,386	34,990	32,704
Stock-based compensation (note 23(a) and (e))	6,449	6,956	8,097
Non-cash restructuring and other		(859)	5,911
Tax benefit on stock option deduction		151
Deferred income taxes	(2,903)	(3,374)	282
Loss (gain) on disposal of property, plant and equipment	40	(95)	204
Impairment of intangible assets	11,214
Unrealized foreign exchange loss on restricted cash			15,653
Unrealized foreign exchange loss on term loan			1,215
Changes in non-cash working capital
Accounts receivable	9,067	(35,671)	20,175
Inventories	5,664	(11,399)	15,676
Prepaid expenses and other	4,248	7,104	3,888
Accounts payable, accrued liabilities and obligations	(13,783)	12,116	(14,094)
Deferred revenue and credits	733	480	(810)
Cash flows provided (used) by operating activities	23,743	(4,400)	47,699
Investing activities
Business acquisitions, net of cash acquired (note 5)			(26,493)
Acquisition of OCEANE convertible bonds (note 5)			(104,767)
Decrease in restricted cash			175,820
Purchase of Wavecom S.A. shares (note 24)	(1,787)	(1,553)
Additions to property, plant and equipment	(14,268)	(12,580)	(13,296)
Proceeds from sale of property, plant and equipment	31	99	155
Increase in intangible assets	(3,740)	(3,976)	(6,543)
Net change in short-term investments	17,058	489	(8,773)
Cash flows provided (used) by investing activities	(2,706)	(17,521)	16,103
Financing activities
Proceeds on issuance of term loan			102,716
Repayment of term loan			(103,931)
Financing costs			(3,971)
Issuance of common shares, net of share issue costs	519	1,074	96
Purchase of treasury shares for RSU distribution	(4,472)		(6,417)
Proceeds on exercise of Wavecom options			4,148
Decrease in other long-term obligations	(905)	(2,615)	(2,238)
Cash flows used by financing activities	(4,858)	(1,541)	(9,597)
Effect of foreign exchange rate changes on cash and cash equivalents	(247)	1,414	(9,972)
Cash and cash equivalents, increase (decrease) in the year	15,932	(22,048)	44,233
Cash and cash equivalents, beginning of year	85,443	107,491	63,258
Cash and cash equivalents, end of year	101,375	85,443	107,491
Supplemental disclosures:
Net income taxes paid (received)	(1,926)	1,112	3,514
Net interest paid (received)	32	173	129
Non-cash purchase of property, plant and equipment (funded by obligation under capital lease)	$ 148	$ 227

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.                                      NATURE OF OPERATIONS

Sierra Wireless, Inc., together with its subsidiaries (collectively, the “company, we, our”) was incorporated under the Canada Business Corporations Act on May 31, 1993.  We are a global leader in the development of wireless technologies and solutions. We focus on wireless devices and applications, offering a comprehensive portfolio of products and services that reduce complexity for our customers. With sales, engineering, and research and development teams located in offices around the world, we provide leading edge wireless solutions for the machine-to-machine (“M2M”) and mobile computing markets. We develop and market a range of products that include wireless modems for mobile computers, embedded modules and software for original equipment manufacturers (“OEMs”), intelligent wireless gateway solutions for industrial, commercial and public safety applications, and an innovative platform for delivering device management and end-to-end application services. We also offer professional services to OEM customers during their product development and launch process, leveraging our expertise in wireless design, software, integration and certification to provide built-in wireless connectivity for mobile computing devices and M2M solutions. Our products, services and solutions connect people, their mobile computers and machines to wireless voice and data networks around the world.

We implemented a new organizational structure during the fourth quarter of 2010 and we have two reportable segments effective January 1, 2011.

Mobile Computing	—	includes AirCard mobile broadband devices and AirPrime wireless embedded modules for PC OEM customers.

Machine-to-Machine	—	includes AirPrime embedded wireless modules (excluding embedded module sales to PC OEMs), AirLink Intelligent Gateways and routers, and AirVantage M2M Cloud Platform.

The primary markets for our products is North America, Europe and Asia Pacific.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Our consolidated financial statements are prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“U.S. GAAP”).

(a)                      Basis of consolidation

Our consolidated financial statements include the accounts of the company and its wholly-owned subsidiaries from their respective dates of acquisition of control.  All inter-company transactions and balances have been eliminated on consolidation.  The ownership of the other non-controlling interest holders of consolidated subsidiaries is reflected as non-controlling interest and is not significant.

(b)                 Use of estimates

The consolidated financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year.  On an ongoing basis, management reviews its estimates, including those related to inventory obsolescence, estimated useful lives of assets, valuation of intangible assets, goodwill, royalty and warranty accruals, lease provisions, other liabilities, stock-based compensation, bad debt and doubtful accounts, income taxes, restructuring costs, and commitment and contingencies, based on currently available information.  Actual amounts could differ from estimates.

(c)                      Translation of foreign currencies

Our functional or primary operating currency is the U.S. dollar (“US$”).

Revenue and expense items denominated in foreign currencies are translated at exchange rates prevailing during the period.  Monetary assets and liabilities denominated in foreign currencies are translated at the period-end exchange rates.  Non-monetary assets and liabilities are translated at exchange rates in effect when the assets are acquired or the obligations are incurred.  Foreign exchange gains and losses are reflected in net earnings (loss) for the period.

We have foreign subsidiaries that are considered to be self-contained and integrated within their foreign jurisdiction, and accordingly, use the Euro dollar as their functional currency.  The assets and liabilities of the foreign subsidiaries, including goodwill and fair value adjustments arising on acquisition, are translated to US$ at exchange rates at the balance sheet dates, equity is translated at historical rates, and revenue and expenses are translated at exchange rates prevailing during the period.  The foreign exchange gains and losses arising from the translation are reported as a component of other comprehensive income (loss), as presented in note 16, Accumulated Other Comprehensive loss.

(d)                     Cash and cash equivalents

Cash and cash equivalents include cash and short-term deposits with original maturities of less than three months.  Short-term deposits are valued at amortized cost.  The carrying amounts approximate fair value due to the short-term maturities of these instruments.

(e)                      Short-term investments

Short-term investments, categorized as available-for-sale, are carried at fair value. Unrealized holding gains (losses) related to available-for-sale investments, after deducting amounts allocable to income taxes, are recorded as a component of accumulated other comprehensive income (loss). These gains (losses) are removed from comprehensive income (loss) when the investments mature or are sold on an item-by-item basis.

We regularly evaluate the realizable value of short-term investments, and if circumstances indicate that a decline in value is other-than-temporary, we recognize an impairment charge. To determine whether to recognize an impairment charge, we consider various factors, such as the significance of the decline in value, the length of time the investment has been below market value, changes that would impact the financial condition of the investee, and the likelihood that the investment will recover its value before it matures or is disposed of.

(f)                        Allowance for doubtful accounts receivable

We maintain an allowance for our accounts receivable for estimated losses that may result from our customers’ inability to pay.  We determine the amount of the allowance by analyzing known uncollectible accounts, aged receivables, economic conditions, historical losses, insured amounts, if any, and changes is customer payment cycles and credit-worthiness.  Amounts later determined and specifically identified to be uncollectible are charged against this allowance.

If the financial condition of any of our customers deteriorates resulting in an impairment of their ability to make payments, we may increase our allowance.

(g)                     Inventories

Inventories consist of electronic components and finished goods and are valued at the lower of cost or estimable realizable value, determined on a first-in-first-out basis.  Cost is defined as all costs that relate to bringing the inventory to its present condition and location under normal operating conditions.

We review the components of our inventory and our inventory purchase commitments on a regular basis for excess and obsolete inventory based on estimated future usage and sales.  Write-downs in inventory value or losses on inventory purchase commitments depend on various items, including factors related to customer demand, economic and competitive conditions, technological advances and new product introductions that vary from current expectations.  We believe that the estimates used in calculating the inventory provision are reasonable and properly reflect the risk of excess and obsolete inventory.  If customer demands for our inventory are substantially less than our estimates, additional inventory write-downs may be required.

(h)                 Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization. We amortize our property, plant and equipment on a straight-line basis over the following estimated economic lives:

Furniture and fixtures	3-5 years
Research and development equipment	3-10 years
Production equipment	3-5 years
Tooling	1.5-3 years
Computer equipment	1-5 years
Software	1-5 years
Office equipment	3-5 years

Research and development equipment related amortization is included in research and development expense.  Tooling and production equipment related amortization is included in cost of good sold.  All other amortization is included in amortization expense.

Leasehold improvements and leased vehicles are amortized on a straight-line basis over the lesser of their expected average service life or term of the initial lease.

When we sell property, plant and equipment, we net the historical cost less accumulated depreciation and amortization against the sale proceeds and include the difference in Other income (expense).

(i)                         Intangible assets

The estimated useful life of intangible assets with definite life is the period over which the assets are expected to contribute to our future cash flows.  When determining the useful life, we consider the expected use of the asset, useful life of a related intangible asset, any legal, regulatory or contractual provisions that limit the useful life, any legal, regulatory, or contractual renewal or extension provisions without substantial costs or modifications to the existing terms and conditions, the effects of obsolescence, demand, competition and other economic factors, and the expected level of maintenance expenditures relative to the cost of the asset required to obtain future cash flows from the asset.

We amortize our intangible assets on a straight-line basis over the following specific periods:

Patents and trademarks	- three to five years

License fees	- over the shorter of the term of the license or an estimate of their useful life, ranging from three to ten years.

Intellectual property, customer relationships and databases	- over three to nine years

Non-compete covenants	- over the term of the agreement

Amortization related to intangible assets is included in research and development expense.

In-process research and development (“IPRD”) are intangible assets acquired as part of business combinations.  IPRD are intangible assets with indefinite life prior to their completion.  They are not amortized and are subject to impairment test on an annual basis.

(j)                         Goodwill

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Prior to January 1, 2011, goodwill was allocated as of the date of the business combination to the reporting units that are expected to benefit from the synergies of the business combination.  We implemented a new organization structure during the fourth quarter of 2010 and effective January 1, 2011, we have three reporting units.  Goodwill has been allocated to the reporting units affected using a relative fair value allocation approach as at January 1, 2011.

Goodwill has an indefinite life, is not amortized, and is subject to a two-step impairment test on an annual basis. Step (i) compares the fair value of the reporting unit to its carrying amount, which includes the goodwill. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the second step of the impairment test is unnecessary. If the carrying amount exceeds the implied fair value of the goodwill, step (ii) measures the amount of the impairment loss.  If the carrying amount exceeds the fair value of the goodwill, an impairment loss is recognized equal to that excess.

(k)                      Impairment of long-lived assets

Long-lived assets, including property, plant and equipment, and intangible assets other than goodwill, are assessed for potential impairments when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to operating results. Intangible assets with indefinite lives are tested annually for impairment and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

(l)                     Research and Development costs

Research and development costs are expensed as they are incurred.  Certain software development costs for costs associated with the development of computer software to be sold, leased or marketed are capitalized once technological feasibility is reached.

We follow the cost reduction method of accounting for government research and development funding, whereby the benefit of the funding is recognized as a reduction in the cost of the related expenditure when certain criteria stipulated under the terms of those funding agreements have been met, and there is reasonable assurance the research and development funding will be received. Certain research and development funding is repayable on the occurrence of specified future events. We recognize the liability to repay research and development funding in the period in which conditions arise that will cause research and development funding to be repayable.

(m)                   Warranty costs

Warranty costs are accrued upon the recognition of related revenue, based on our best estimates, with reference to past and expected future experience.  Warranty obligations are included in accounts payable and accrued liabilities in our consolidated balance sheet.

(n)                     Royalty costs

We have intellectual property license agreements which generally require us to make royalty payments based on a percentage of the revenue generated by sales of products incorporating the licensed technology.  We recognize royalty obligations in accordance with the terms of the respective royalty agreements.  Royalty costs are recorded as a component of cost of revenues in the period when incurred.

(o)                     Market development costs

Co-operative advertising costs are accrued at later of the recognition date of the related revenue or the date at which the co-operative advertising is available. Market development costs are charged to sales and marketing expense to the extent that the advertising benefit is separable from the revenue transaction and the fair value of that benefit is determinable.  To the extent that such allowances either do not provide a separable benefit, or the fair value of the benefit cannot be reliably estimated, such amounts are recorded as a reduction of revenue.

(p)                 Revenue recognition

Revenue from sales of products and services is recognized upon the later of transfer of title or upon shipment of the product to the customer or rendering of the service, so long as persuasive evidence of an arrangement exists, delivery has occurred, price is fixed or determinable, and collection is reasonably assured.

Cash received in advance of the revenue recognition criteria being met is recorded as deferred revenue.

Revenues from contracts with multiple-element arrangements are recognized as each element is earned based on the relative fair value of each element and only when there are no undelivered elements that are essential to the functionality of the delivered elements.

Revenue from licensed software is recognized at the inception of the license term.  Revenue from software maintenance, unspecified upgrades and technical support contracts is recognized over the period such items are delivered or services are provided. Technical support contracts extending beyond the current period are recorded as deferred revenue.

Funding from research and development agreements, other than government research and development arrangements, is recognized as revenue when certain criteria stipulated under the terms of those funding agreements have been met, and when there is reasonable assurance the funding will be received. Certain research and development funding will be repayable on the occurrence of specified future events. We recognize the liability to repay research and development funding in the period in which conditions arise that would cause research and development funding to be repayable.

(q)                     Stock-based compensation and other stock-based payments

Stock options and restricted share units granted to the company’s key officers, directors and employees are accounted for using the fair value-based method.  Under this method, compensation cost for stock options is measured at fair value at the date of grant using the Black-Scholes valuation model, and is expensed over the award’s vesting period using the straight-line method.  Any consideration paid by plan participants on the exercise of stock options or the purchase of shares is credited to Common stock together with any related stock-based compensation expense.  Compensation cost for restricted share units is measured at fair value at the date of grant which is the market price of the underlying security, and is expensed over the award’s vesting period using the straight-line method.  Stock-based compensation is described further in note 23.

(r)                    Income taxes

Income taxes are accounted for using the asset and liability method.  Future income tax assets and liabilities are based on temporary differences (differences between the accounting basis and the tax basis of the assets and liabilities) and non-capital loss carry-forwards and are measured using the enacted tax rates and laws expected to apply when these differences reverse.  Future tax benefits, including non-capital loss carry-forwards, are recognized to the extent that realization of such benefits is considered more likely than not.  The effect on future tax assets and liabilities of a change in tax rates is recognized in earnings in the period that enactment occurs.

We include interest and penalties related to income taxes, including unrecognized tax benefits, in income tax expense (recovery).

Liabilities for uncertain tax positions are recorded based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. We regularly assess the potential outcomes of examinations by tax authorities in determining the adequacy of our provision for income taxes. We continually assess the likelihood and amount of potential adjustments and adjust the income tax provision, income taxes payable and deferred taxes in the period in which the facts that give rise to a revision become known.

We recognize the windfall tax benefits associated with the exercise of stock options by U.S. employees to additional paid-in capital (“APIC”) when realized. This tax benefit is not recognized until the deduction reduces U.S. taxes payable and all U.S. loss carryforwards have been utilized.

(s)                      Derivatives

Derivatives, such as foreign currency forward and option contracts, are occasionally used to hedge the foreign exchange risk on cash flows from commitments denominated in a foreign currency.  Derivatives that are not designated as hedging instruments are measured at fair value at each balance sheet date and any resulting gains and losses from changes in the fair value are recorded in other income (expense).  Gains and losses from the effective portion of foreign currency forward and option contracts that are designated as cash flow hedges are recorded in other comprehensive income (loss).  As at December 31, 2011 and 2010, we had no material contracts in place.

(t)                        Earnings (loss) per common share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to the company for the period by the weighted average number of company common shares outstanding during the reporting period.  Diluted earnings (loss) per share is computed using the treasury stock method.  When the effect of options and other securities convertible into common shares is anti-dilutive, including when the company has incurred a loss for the period, basic and diluted loss per share are the same.

Under the treasury stock method, the number of dilutive shares, if any, is determined by dividing the average market price of shares for the period into the net proceeds of in-the-money options.

(u)                     Comprehensive income (loss)

Comprehensive income (loss) includes net earnings (loss) as well as changes in equity from other non-owner sources. The other changes in equity included in comprehensive income (loss) are comprised of foreign currency cumulative translation adjustments and unrealized gains or losses on available-for-sale investments. The reclassification adjustment for other-than-temporary losses on marketable securities included in net earnings (loss) results from the recognition of the unrealized losses in the statements of operations when they are no longer viewed as temporary. Comprehensive income (loss) is presented in the consolidated statements of shareholders’ equity.

(v)                     Investment tax credits

Investment tax credits are accounted for using the flow-through method whereby such credits are accounted for as a reduction of income tax expense in the period in which the credit arises.

(w)                   Comparative figures

Comparative figures disclosed in the consolidated financial statements have been reclassified to conform to the presentation adopted for the current year.

RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

3.                                      RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

In October 2009, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (ASU No. 2009-13) pertaining to multiple-deliverable revenue arrangements. The new guidance affects accounting and reporting for companies that enter into multiple-deliverable revenue arrangements with their customers when those arrangements are within the scope of Accounting Standards Codification (ASC) 605-25 “Revenue Recognition - Multiple-Element Arrangements”. The new guidance eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. The new guidance is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. This guidance did not have a material impact on our consolidated financial statements.

In April 2010, the FASB issued ASU No. 2010-17, Revenue Recognition — Milestone Method (ASU 2010-017). ASU 2010-017 provides guidance in applying the milestone method of revenue recognition to research or development arrangements. Under this guidance management may recognize revenue contingent upon the achievement of a milestone in its entirety, in the period in which the milestone is achieved, only if the milestone meets all the criteria within the guidance to be considered substantive. This ASU is effective on a prospective basis for research and development milestones achieved in fiscal years, beginning on or after June 15, 2010.  This guidance did not have a material impact on our consolidated financial statements as we have no material research and development arrangements which are accounted for under the milestone method.

CHANGES IN FUTURE ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
CHANGES IN FUTURE ACCOUNTING STANDARDS
CHANGES IN FUTURE ACCOUNTING STANDARDS

4.                                      CHANGES IN FUTURE ACCOUNTING STANDARDS

In September 2011, the FASB issued ASU 2011-08, Intangibles — goodwill and other.  This guidance amends the guidance in ASU 350-20 on testing goodwill for impairment.  Entities testing goodwill for impairment now have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e. step 1 of the goodwill impairment test).  If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required.  The ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider.  The amendments are effective for annual and interim goodwill impairments tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted.  We early adopted this guidance for our annual goodwill impairment test for year ended December 31, 2011.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income — Presentation.  This guidance increases the prominence of other comprehensive income by requiring comprehensive income to be reported in either a single statement or two consecutive statements.  This eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity.  The amendments do not change what items are reported in other comprehensive income.  This ASU is effective on a retrospective basis for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011.  This guidance is not expected to have an impact on our consolidated financial statements as we currently report comprehensive income as a single statement.

ACQUISITION OF WAVECOM S.A.	12 Months Ended
Dec. 31, 2011
ACQUISITION OF WAVECOM S.A.
ACQUISITION OF WAVECOM S.A.

5.                                      ACQUISITION OF WAVECOM S.A.

On December 2, 2008, we announced an all-cash offer to purchase all of the ordinary shares and OCEANE convertible bonds (“OCEANEs”) of Wavecom, a global leader in wireless M2M solutions headquartered in Issy-les-Moulineaux, France.  The total value of the transaction was approximately €218,000.  Consideration consisted of €8.50 per share of Wavecom and €31.93 per OCEANE.  The transaction was implemented by way of concurrent but separate public tender offers in both France and the United States for all Wavecom shares, all American Depository Shares (“ADSs”) representing Wavecom shares and all OCEANEs issued by Wavecom.

On February 27, 2009, we completed our acquisition of 84.32% of the outstanding shares and 99.97% of the outstanding OCEANEs of Wavecom, representing 90.57% of the voting rights of Wavecom, for cash consideration of $144,859 (€113,508) and $104,767 (€82,093), respectively.  During March 2009, we purchased 160,643 shares on the open market for cash consideration of $1,850 (€1,365), resulting in the acquisition of 85.34% of the outstanding shares.  Following a statutory re-opening of the tender offer, we increased our ownership of the voting rights of Wavecom from 90.57% to 95.4% for cash consideration of $11,817 (€8,908).  On April 29, 2009, we completed our acquisition of all of the remaining Wavecom shares, except for certain shares held by employees that are subject to a hold period, and OCEANEs by way of a squeeze-out for cash consideration of $7,752 (€5,851).  The Wavecom shares and OCEANEs were delisted from Euronext and the ADSs were delisted from the NASDAQ Global Market (“Nasdaq”).

The results of Wavecom have been included in our consolidated financial statements from February 27, 2009.  The financial results for the year ended December 31, 2009 include revenue of $119,607 and net loss attributable to the Company of $43,758.  Wavecom acquisition and financing costs recognized of $11,756 were expensed in 2009 as follows: $7,785 in acquisition costs and $3,971 in other income (expense).

The following amounts have been assigned to the assets acquired and liabilities assumed, based on an estimate of their fair value at February 27, 2009:

SIERRA WIRELESS, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts expressed in thousands of U.S. dollars, except where otherwise stated)

Assets acquired
Cash and marketable securities	$139,785
Other current assets	51,753
Property, plant and equipment	9,916
Intangible assets	71,354
Goodwill	56,911
Other long-term assets	5,231
Deferred income tax	1,110
336,060
Liabilities assumed
Current liabilities	52,284
OCEANE convertible bonds	104,870
Capital lease obligations	657
Long-term liabilities	18,107
Deferred income tax	76
Non-controlling interest	13,357
189,351
Fair value of net assets acquired	$146,709

The fair value of the non-controlling interest at February 27, 2009 of $13,357 was based on the fair market price determined in the tender offer of $10.85 (€8.50) per ordinary share.

The following table presents details of the estimated purchased intangible assets:

	Estimated Useful life (in years)	Amount

Intellectual property	3-6	$30,510
In-process research and development	3-9	18,425
Customer relationships	5	16,387
Brand portfolio	5	3,295
Non-compete covenant	2	2,737
		$71,354

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6.                                      SHORT-TERM INVESTMENTS

Short-term investments, all of which are classified as available-for-sale, were comprised of Canadian federal government issued securities with outstanding maturities less than 60 days.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

7.                                      ACCOUNTS RECEIVABLE

The components of accounts receivable at December 31 were as follows:

	2011	2010

Trade receivables	$101,130	$113,000
Less: allowance for doubtful accounts	(3,642)	(4,606)
	97,488	108,394
Sales taxes receivable	1,825	2,358
Other receivables	8,054	6,645
	$107,367	$117,397

The movement in the allowance for doubtful accounts during the years ended December 31 were as follows:

	2011	2010

Balance, beginning of year	$4,606	$6,504
Bad debt expense	(83)	443
Write-offs and settlements	(827)	(2,462)
Foreign exchange	(54)	121
	$3,642	$4,606

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES
8.                                      INVENTORIES   The components of inventories at December 31 were as follows:
	2011	2010

Electronic components	$4,826	$5,578
Finished goods	11,342	16,556
	$16,168	$22,134

PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2011
PREPAIDS AND OTHER
PREPAIDS AND OTHER

9.                                      PREPAIDS AND OTHER

The components of prepaids and other at December 31 were as follows:

	2011	2010

Supplier prepayment	$16,486	$15,615
Insurance and licenses	2,024	2,585
Other	2,164	6,342
	$20,674	$24,542

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

10.                               PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment at December 31 were as follows:

	2011
	Cost	Accumulated amortization	Net book value

Furniture and fixtures	$4,799	$3,856	$943
Research and development equipment	37,106	29,204	7,902
Tooling	44,149	37,298	6,851
Computer equipment	8,390	6,764	1,626
Software	9,352	7,338	2,014
Leasehold improvements	5,141	3,955	1,186
Leased vehicles	1,126	546	580
Office equipment	3,076	2,091	985
	$113,139	$91,052	$22,087

	2010
	Cost	Accumulated amortization	Net book value

Furniture and fixtures	$4,570	$3,548	$1,022
Research and development equipment	33,266	24,822	8,444
Tooling	39,095	31,548	7,547
Computer equipment	7,209	5,760	1,449
Software	8,152	6,489	1,663
Leasehold improvements	6,000	4,728	1,272
Leased vehicles	979	521	458
Office equipment	2,535	1,755	780
	$101,806	$79,171	$22,635

Amortization expense relating to property, plant and equipment was $14,528, $17,638, and $18,113 for the years ended December 31, 2011, 2010 and 2009, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.                               INTANGIBLE ASSETS

The components of intangible assets at December 31 were as follows:

	2011
	Cost	Accumulated amortization	Net book value

Patents and trademarks	$10,822	$5,368	$5,454
Licenses	58,842	33,325	25,517
Intellectual property	6,856	6,614	242
Customer relationships	26,565	18,499	8,066
Non-compete	2,764	2,764	—
In-process research and development	5,419	2,141	3,278
	$111,268	$68,711	$42,557

	2010
	Cost	Accumulated amortization	Net book value

Patents and trademarks	$10,877	$4,250	$6,627
Licenses	58,024	25,309	32,715
Intellectual property	6,856	6,086	770
Customer relationships	26,678	13,520	13,158
Non-compete	2,872	2,632	240
In-process research and development	16,767	1,253	15,514
	$122,074	$53,050	$69,024

During the fourth quarter of 2011, we recorded an impairment charge of $11,214, primarily related to a software development program we decided not to complete.  This asset was acquired through the acquisition of Wavecom.  We did not record an impairment charge for the years ended December 31, 2010 and 2009.

Amortization expense relating to intangible assets was $17,858, $17,352, and $14,591 for the years ended December 31, 2011, 2010 and 2009, respectively.  Annual amortization expense for the future 5 years is estimated to approximate the levels recorded in 2011.

At December 31, 2011, a net carrying amount of $2,069 included in intangible assets was not subject to amortization.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

12.                               GOODWILL

Goodwill of  $89,961 (2010 — $90,953) primarily relates to the February 2009 acquisition of Wavecom (note 5), the May 2007 acquisition of AirLink Communications, Inc., and the August 2003 acquisition of AirPrime, Inc.

We assessed the realizability of goodwill during the fourth quarter of 2011 and determined that the fair value of each reporting unit exceeded its carrying value.  Therefore, the second step of the impairment test that measures the amount of an impairment loss by comparing the implied fair market value with the carrying amount of goodwill for each reporting unit was not required.  There was no impairment of goodwill during the years ended December 31, 2011, 2010, and 2009.

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

13.                               ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities at December 31 were as follows:

	2011	2010

Trade payables	$60,805	$63,451
Inventory commitments	4,898	9,352
Accrued royalties	15,053	24,551
Accrued payroll and related liabilities	9,770	10,430
Taxes payable (including sales taxes)	9,849	7,159
Product warranties	4,537	4,059
Marketing development funds	5,323	2,378
Other	13,312	17,884
	$123,547	$139,264

OTHER LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM OBLIGATIONS
OTHER LONG-TERM OBLIGATIONS

14.                               OTHER LONG-TERM OBLIGATIONS

The components of other long-term obligations at December 31 were as follows:

	2011	2010

Accrued royalties	$18,442	$14,756
Marketing development funds	4,668	7,253
Other	2,033	2,978
	$25,143	$24,987

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

15.                               INCOME TAXES

The components of earnings (loss) before income taxes consist of the following:

	2011	2010	2009

Canadian	$(16,201)	$(4,343)	$5,883
Foreign	(14,136)	(13,264)	(46,745)
Loss before income taxes	$(30,337)	$(17,607)	$(40,862)

The income tax expense (recovery) consists of:

	2011	2010	2009

Canadian:
Current	$123	$—	$—
Deferred	1,981	(71)	(1,910)
	2,104	(71)	(1,910)
Foreign:
Current	1,815	379	—
Deferred	(4,884)	(3,116)	2,250
	(3,069)	(2,737)	2,250
Total:
Current	1,938	379	—
Deferred	(2,903)	(3,187)	340
	$(965)	$(2,808)	$340

The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2011	2010	2009

Income tax recovery at Canadian statutory income tax rates	$(8,023)	$(6,288)	$(11,989)
Increase (decrease) in income taxes for:
Permanent and other differences	4,167	32	(8,969)
Change in tax legislation	—	—	(20,839)
Change in statutory/foreign tax rates	(1,973)	(1,470)	(1,759)
Change in valuation allowance	3,973	(6,077)	42,801
Stock-based compensation expense	891	1,125	1,095
Adjustment to prior years	—	6,347	—
Foreign exchange gain adjustment	—	3,523	—
Income tax expense (recovery)	$(965)	$(2,808)	$340

Future tax assets and liabilities

The tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities were as follows at December 31:

	2011	2010

Future income tax assets
Property, plant and equipment	$3,032	$3,645
Non capital Loss carry-forwards	64,980	62,451
Capital loss carry-forwards	2,607	2,748
Scientific research and development expenses	23,524	20,753
Share issue costs	—	211
Reserves and other	11,075	18,561
	105,218	108,369
Future income tax liabilities
Acquired intangibles	9,893	11,034
	95,325	97,335
Valuation allowance	83,152	88,065
	$12,173	$9,270

	2011	2010

Classification:
Assets
Current	$6,540	$9,577
Non-current	6,205	836
Liabilities
Current	(336)	—
Non-current	(236)	(1,143)
	$12,173	$9,270

At December 31, 2011, we have provided for a valuation allowance on our future tax assets of $83,152 (2010 - $88,065).

At December 31, 2011, we have Canadian allowable capital loss carry-forwards of $9,676 that are available, indefinitely, to be deducted against future Canadian taxable capital gains.  In addition, we have $64,784 in scientific research and development expenditures available to be deducted against future Canadian taxable income that may be carried forward indefinitely and investment tax credits of $34,107 available to offset future Canadian federal and provincial income taxes payable.  The investment tax credits expire between 2012 and 2031.  At December 31, 2011, our US subsidiary has $1,821 and $4,589 of federal and California R&D tax credit carried forward which expire between 2029 and 2031.

At December 31, 2011, net operating loss carry-forwards for our foreign subsidiaries were $14,143 for U.S. income tax purposes that expire in 2023, $1,074 for Hong Kong income tax purposes, $55 for Brazil income tax purposes, $239 for Korea income tax purposes, $258 for Luxembourg income tax purposes, $242 for German income tax purpose, and $166,284 for French income tax purposes.  Our foreign subsidiaries may be limited in their ability to use foreign net operating losses in any single year depending on their ability to generate significant taxable income.  In addition, the utilization of these net operating losses is also subject to ownership change limitations provided by U.S. federal and specific state income tax legislation.  French net operating losses carryforward is limited to 60% of French taxable income in excess of Euro 1,000. Our French subsidiaries also have research tax credit carried forward to $4,384 as at December 31, 2011.  The French research tax credit may be used to offset against corporate income tax and if any credit is not fully utilized within a three year period following the year the research tax credit is earned, it may be refunded by the French tax authorities.  Tax loss and research tax credit carry-forwards are denominated in the currency of the countries in which the respective subsidiaries are located and operate.  Fluctuations in currency exchange rates could reduce the U.S. dollar equivalent value of these tax loss and research tax credit carry forwards in future years.

In assessing the realizability of our future tax assets, management considers whether it is more likely than not that some portion or all of the future tax assets will not be realized.  The ultimate realization of future tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible.  Management considers projected future taxable income and tax planning strategies in making our assessment.

Accounting for uncertainty in income taxes

At December 31, 2011, we had gross unrecognized tax benefits of $9,464 (2010 — $8,754).  Of this total, $6,815 (2010 - $6,909) represents the amount of unrecognized tax benefits that, if recognized, would favourably impact our effective tax rate.

Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2011	2010

Unrecognized tax benefits, beginning of year	$8,754	$7,754
Increases — tax positions taken in prior periods	1,508	1227
Increases — tax positions taken in current period	—	—
Settlements and lapse of statute of limitations	(798)	(227)
Unrecognized tax benefits, end of year	$9,464	$8,754

We recognize interest expense and penalties related to unrecognized tax benefits within the provision for income tax expense on the consolidated statement of operations.  At December 31, 2011, we had accrued $1,642 (2010 - $1,474) for interest and penalties.

In the normal course of business, we are subject to audits by the Canadian federal and provincial taxing authorities, by the U.S. federal and various state taxing authorities and by the taxing authorities in various foreign jurisdictions.  Tax years ranging from 2004 to 2011 remain subject to examination in Canada, the United States, the United Kingdom, France, Germany, Australia, China, Hong Kong, Brazil, South Africa, Japan, Korea, and Luxembourg.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

16.                               ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss at December 31, net of taxes, were as follows:

	2011	2010

Release of foreign currency translation relating to acquisition of non-controlling interest	$178	$136
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(7,450)	(4,879)
	$(8,000)	$(5,471)

RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2011
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

17.                               RESEARCH AND DEVELOPMENT

The components of research and development costs consist of the following:

	2011	2010	2009

Gross research and development	$91,521	$90,165	$81,382
Government tax credits	(2,521)	(2,130)	(1,316)
	$89,000	$88,035	$80,066

RESTRUCTURING	12 Months Ended
Dec. 31, 2011
RESTRUCTURING
RESTRUCTURING

18.                               RESTRUCTURING

The following table provides the activity in the restructuring liability:

	2011
	Workforce Reduction	Facilities	Total

Balance, beginning of year	$1,975	$1,771	$3,746
Expensed in year	1,201	(364)	837
Disbursements	(2,321)	(861)	(3,182)
Adjustments	(224)	11	(213)
Foreign exchange	(6)	5	(1)
Balance, end of year	$625	$562	$1,187

Classification:
Accounts payable and accrued liabilities	$625	$396	$1,021
Other long-term obligations	—	166	166
	$625	$562	$1,187

By restructuring initiative:
September 2010	$377	$—	$377
May 2009	—	562	562
Wavecom S.A. and prior	248	—	248
	$625	$562	$1,187

	2010
	Workforce Reduction	Facilities	Total

Balance, beginning of year	$5,161	$4,839	$10,000
Expensed in year	7,376	2,296	9,672
Disbursements	(9,512)	(3,281)	(12,793)
Non-cash stock-based compensation	(540)	—	(540)
Adjustments	(317)	(1,771)	(2,088)
Foreign exchange	(193)	(312)	(505)
Balance, end of year	$1,975	$1,771	$3,746

Classification:
Accounts payable and accrued liabilities	$1,975	$1,028	$3,003
Other long-term obligations	—	743	743
	$1,975	$1,771	$3,746

By restructuring initiative:
September 2010	$1,487	$—	$1,487
May 2009	8	1,554	1,562
Wavecom S.A. and prior	480	217	697
	$1,975	$1,771	$3,746

September 2010

In September 2010, we implemented a new business unit structure that resulted in a reduction of our workforce by 60 employees.  These reductions were substantially completed during the fourth quarter of 2010.  For the year ended December 31, 2010, we recorded restructuring costs of $4,420 primarily related to severance and benefits associated with the terminated employees.  The remaining liability of $377 (December 31, 2010 - $1,487) is expected to be substantially paid by December 31, 2012.

May 2009

In May 2009, we implemented further cost reduction initiatives related to the integration of Wavecom with Sierra Wireless that included combining the research and development (“R&D”) and product operations of both organizations.  As a result, the Wavecom location in Research Triangle Park, North Carolina was closed in the fourth quarter of 2009.  R&D activities from this location were transitioned primarily to the location in Carlsbad, California.  The cost reduction initiatives related to the workforce reduction were substantially completed during the third quarter of 2010.  The facilities related restructuring obligation of $562 (December 31, 2010 — $1,554) is expected to be substantially paid by the second quarter of 2014.

In the first quarter of 2010, the Wavecom location in Brazil was closed resulting in $217 of restructuring charges related to employee terminations.  The liability related to this workforce reduction was paid by March 31, 2010.

Wavecom S.A. and prior restructurings

In January 2009, we implemented an expense reduction program to reduce labor costs.  We reduced our workforce by 56 employees, all of whom were terminated in the first quarter of 2009.  The total workforce reduction charges recognized in the first quarter of 2009 of $1,622 included $501 for accelerated stock-based compensation and the remainder represented severance and benefits associated with the termination.  The liability related to this program was substantially paid by the end of the third quarter of 2009.

In October 2008, prior to our acquisition of Wavecom, Wavecom announced a cost savings program and a proposed reorganization.  The first portion of this plan, related to its operations in the United States, began in late 2008.  In the second quarter of 2009, the staff reduction program in France related to this reorganization was implemented and a total of 77 positions were phased out by September 2010.  In the third quarter of 2009, the restructuring charge of $4,504 primarily related to the exit of a portion of our building in France.  The remaining liability related to the workforce reduction has been substantially paid.  The Wavecom facilities restructuring liability is nil as at December 31, 2011.

In the year ended December 31, 2010, additional employees were terminated resulting in restructuring charges of $2,739, including $66 of accelerated stock-based compensation.  The remaining liability related to employee termination costs is expected to be substantially paid by December 31, 2012.

INTEGRATION	12 Months Ended
Dec. 31, 2011
INTEGRATION
INTEGRATION

19.                               INTEGRATION

During the year ended December 31, 2011, we incurred integration costs related to the acquisition of Wavecom S.A. of $1,426 (2010 — $5,110; 2009 - $3,859), primarily for costs related to the office space optimization in France, implementation of an integrated Customer Relationship Management system, and the integration of our Enterprise Resource Planning system.

OTHER INCOME (EXPENSE)	12 Months Ended
Dec. 31, 2011
OTHER INCOME (EXPENSE)
OTHER INCOME (EXPENSE)

20.                               OTHER INCOME (EXPENSE)

The components of other income (expense) for the years ended December 31 were as follows:

	2011	2010	2009

(Loss) gain on disposal of property, plant and equipment	$(40)	$95	$(204)
Interest income	199	202	583
Interest expense	(124)	(538)	(4,778)
	$35	$(241)	$(4,399)

LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE
LOSS PER SHARE

21.                               LOSS PER SHARE

The following table provides the reconciliation between basic and diluted loss per share:

	2011	2010	2009

Net loss attributable to the company	$(29,315)	$(14,541)	$(39,899)
Weighted average shares used in computation of basic earnings per share (in thousands)	31,275	31,083	31,035
Weighted average shares from assumed conversion of dilutive options (in thousands)	—	—	—
Weighted average shares used in computation of diluted earnings per share (in thousands)	31,275	31,083	31,035
Basic and diluted loss per share attributable to the company’s common shareholders (in dollars)	$(0.94)	$(0.47)	$(1.29)

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL
SHARE CAPITAL

22.                               SHARE CAPITAL

On December 13, 2011, we received regulatory approval allowing us to purchase for cancellation up to 1,564,914 of our common shares by of a normal course issuer bid (“the Bid”) on the Toronto Stock Exchange and the NASDAQ Global Market.  The Bid commenced on December 19, 2011 and will terminate on the earlier of December 18, 2012, the date we complete our purchases, or the date of notice by us of termination.  As at December 31, 2011, no shares have been purchased in the open market.  As of March 5, 2012, we had purchased 400,000 common shares in the open market at an average price of $7.59 per share.

STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

23.                               STOCK-BASED COMPENSATION PLANS

(a)                      Stock-based compensation expense:

	2011	2010	2009

Cost of goods sold	$385	$492	$552
Sales and marketing	1,288	1,403	1,411
Research and development	1,574	1,315	1,215
Administration	3,175	3,143	3,131
Restructuring	—	540	905
Integration	—	—	42
	$6,422	$6,893	$7,256
Stock option plan	$2,817	$3,296	$3,989
Restricted stock plan	3,605	3,597	3,267
	$6,422	$6,893	$7,256

(b)                     Stock option plan

Under the terms of our employee Stock Option Plan (the “Plan”), our Board of Directors may grant options to employees, officers and directors.  The maximum number of shares available for issue under the Plan shall be the lesser of a rolling number equal to 10% of the number of issued and outstanding common shares from time to time or 7,000,000 common shares.  Based on the number of shares outstanding as at December 31, 2011, stock options exercisable into 832,794 common shares are available for future allocation under the Plan.

The Plan provides that the exercise price of an option will be determined on the date of grant and will not be less than the closing market price of our stock at that date.  Options generally vest over four years, with the first 25% vesting at the first anniversary date of the grant and the balance vesting in equal amounts at the end of each month thereafter.  We determine the expiry date of each option at the time it is granted, which cannot be more than five years after the date of the grant.

The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2011	2010	2009

Risk-free interest rate	2.07%	1.90%	1.84%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	60%	60%	57%
Expected option life (in years)	4.0	4.0	4.0
Estimated forfeiture rate	3.5%	3.5%	3.5%
Average fair value of options granted (in dollars)	$5.11	$4.21	$1.89

There is no dividend yield because we do not pay, and do not plan to pay, cash dividends on our common shares.  The expected stock price volatility is based on the historical volatility of our average monthly stock closing prices over a period equal to the expected life of each option grant.  The risk-free interest rate is based on yields from risk-free instruments with a term equal to the expected term of the options being valued.  The expected life of options represents the period of time that the options are expected to be outstanding based on historical data of option holder exercise and termination behavior.  We estimate forfeitures at the time of grant and, if necessary, revise that estimate if actual forfeitures differ and adjust stock-based compensation expense accordingly.

Changes in the number of options outstanding during the years ended December 31 was as follows:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Shares	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2008	2,230,970	19.68	16.13	2.5	—
Granted	502,414	4.97	4.05
Exercised	(16,953)	6.01	5.57		54
Forfeited	(558,343)	25.71	21.47
Outstanding, December 31, 2009	2,158,088	13.51	12.83	2.5	3,246
Granted	698,972	9.12	8.76
Exercised	(173,879)	6.38	6.18		792
Forfeited	(423,453)	12.36	11.84
Outstanding, December 31, 2010	2,259,728	12.51	12.54	2.4	7,878
Granted	658,452	10.88	10.89
Exercised	(83,906)	6.06	6.19		417
Forfeited	(536,399)	13.91	13.97
Outstanding, December 31, 2011	2,297,875	12.11	11.86	2.5	705

The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date, or date of exercise, less the exercise price of the option.  The aggregate intrinsic value of stock options exercised in the year ended December 31, 2011 was $417 (year ended December 31, 2010 - $792; year ended December 31, 2009 - $54).

The following table summarizes the stock options outstanding and exercisable at December 31, 2011:

	Options Outstanding				Options Exercisable
		Weighted
		Average	Weighted			Weighted
	Number	Remaining	Average		Number	Average
Range of	of	Option Life	Exercise Price		Of options	Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$3.98 – $8.82 U.S. $4.06 – $9.00 Cdn	653,755	2.8	6.96	6.82	313,018	6.68	6.54
$8.83 – $11.05 U.S. $9.01 – $11.29 Cdn	537,865	3.8	10.26	10.05	93,392	9.24	9.05
$11.06 – $15.66 U.S. $11.30 – 15.99 Cdn	466,047	3.0	13.02	12.75	166,549	15.77	15.44
$15.67 – $28.49 U.S. $16.00 – $29.10 Cdn	640,208	0.7	18.27	17.89	629,545	18.30	17.92
	2,297,875	2.5	12.11	11.86	1,202,504	14.22	13.93

The options outstanding at December 31, 2011 expire between May 2, 2012 and August 22, 2016.

As at December 31, 2011, the unrecognized stock-based compensation cost related to the non-vested stock options was $3,969 (2010 — $3,782; 2009 - $4,412), which is expected to be recognized over a weighted average period of 2.6 years (2010 — 2.2 years; 2009 — 1.9 years).

(c)                                                                      Restricted share units

We have two market based restricted share unit plans, one for U.S. employees and the other for all non-U.S. employees, and a new treasury based restricted share unit plan, approved May 17, 2011 (collectively, the “RSPs”).  The RSPs further our growth and profitability objectives by providing long-term incentives to certain executives and other key employees and also encourage our objective of employee share ownership through the granting of restricted share units (“RSUs”).  There is no exercise price or monetary payment required from the employees upon the grant of an RSU or upon the subsequent delivery of shares (or, in certain jurisdictions, cash in lieu at the option of the company) to settle vested RSUs.  With respect to the treasury based RSP, the maximum number of common shares which the company may issue from treasury is 1,000,000 common shares.  With respect to the two market based RSPs, independent trustees purchase Sierra Wireless common shares over the facilities of the TSX and Nasdaq, which are used to settle vested RSUs.  The existing trust funds are variable interest entities and are included in these consolidated financial statements as shares held for RSU distribution.

Generally, RSUs vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.  However, RSU grants to employees who are resident in France for french tax purposes will not vest before the second anniversary from the date of grant, and any shares issued are subject to an additional two year tax hold period.  All vested RSUs will be settled upon vesting by delivery of one common share of Sierra Wireless, Inc. (or, in certain jurisdictions, cash in lieu at the option of the company) for each vested unit.

The following table summarizes the RSU activity since the inception of the RSPs:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2008	312,062	19.61	16.08	1.9	1,819
Granted	842,131	5.08	4.18
Vested	(175,758)	16.54	14.01		1,186
Forfeited	(2,551)	17.18	14.43
Outstanding, December 31, 2009	975,884	6.88	6.53	1.9	10,349
Granted	328,496	9.10	8.75
Vested	(443,610)	8.21	7.82		4,159
Forfeited	(32,779)	6.56	6.29
Outstanding, December 31, 2010	827,991	6.81	6.83	1.3	12,346
Granted	486,343	10.83	10.84
Vested	(379,121)	11.10	11.11		4,170
Forfeited	(31,184)	8.54	8.43
Outstanding, December 31, 2011	904,029	8.94	8.76	1.3	6,346

As at December 31, 2011, the total remaining unrecognized compensation cost associated with the RSUs totalled $4,176 (2010 — $2,972; 2009 - $3,812), which is expected to be recognized over a weighted average period of 1.9 years (2010 — 1.6 years; 2009 — 1.7 years).

(d)                                                                Employee stock purchase plan

On March 31, 2009, we terminated our employee stock purchase plans for U.S. and Canadian and other non-U.S employees (together, the “ESPP Plans”) that enabled eligible employees and directors to acquire common shares over the facilities of the TSX and Nasdaq.  In the years ended December 31, 2009 and 2008, participants purchased a total of 10,734 and 36,183 common shares, respectively at a weighted-average price of $5.51 per share and $12.27 per share, respectively.

(e)                                                                  Wavecom stock options, warrant plans and free shares

Prior to our acquisition of Wavecom, Wavecom granted founders’ warrants and stock options to its employees, stock options to employees of its subsidiaries, warrants to some members of its board of directors and free shares to its employees of its subsidiaries.  Under the terms of the plans, the options and warrants gave the right to purchase one share of Wavecom per option or warrant at an exercise price based either on the stock market price of Wavecom shares on the grant date, or on the average stock market price of Wavecom shares over the twenty trading days prior to the date of grant (in accordance with French Law).

The stock-based compensation related to the pre-acquisition Wavecom plans recognized in the Consolidated Statements of Operations is as follows:

	2011	2010	2009
Cost of goods sold	$—	$—	$11
Sales and marketing	3	11	150
Research and development	4	14	218
Administration	20	38	462
	$27	$63	$841

NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

24.                               NON-CONTROLLING INTEREST

The non-controlling interest represents shares held by former Wavecom employees under their long-term incentive plan.  The shares had vested, but were subject to a hold period for tax purposes.  We had entered into a put/call agreement with these employees to purchase back the shares at €8.50 per share upon expiry of the tax hold period.  Until that time, the shares were considered non-controlling interest.  On June 8, 2011, the tax hold period expired on these vested shares.  For the year ended December 31, 2011, we acquired 142,400 shares, respectively, at €8.50 per share.  The obligation for the remaining 4,750 shares at €8.50 per share has been recorded as at December 31, 2011 and is classified under accrued liabilities.

The following table summarizes the effects of changes in our ownership interest of Wavecom on our equity:

	2011	2010	2009
Net income (loss) attributable to the Company	$(29,315)	$(14,541)	$(39,899)
Transfer (to) from non-controlling interest:
Decrease on exercise of stock options	—	—	(2,751)
Decrease in subsequent tender and squeeze-out	—	—	(1,647)
Increase on issuance of free shares	(796)	(229)	(1,568)
	$(30,111)	$(14,770)	$(45,865)

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

25.                               FAIR VALUE MEASUREMENT

(a)    Fair value presentation

An established fair value hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is available and significant to the fair value measurement.  There are three levels of inputs that may be used to measure fair value:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-

Observable inputs other than quoted prices in active markets for identical assets and liabilities, such as quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Inputs that are generally unobservable and are supported by little or no market activity and that are significant to the fair value determination of the assets or liabilities.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and current portions of long-term liabilities, approximate their fair value due to the immediate or short-term maturity of these financial instruments. Short-term investments are recorded at fair value and their carrying value as at December 31, 2011 was $9,347 (December 31, 2010 — $26,405).  Our short-term investments are classified within Level 1 of the valuation hierarchy.  Based on borrowing rates currently available to us for loans with similar terms, the carrying values of our obligations under capital leases, long-term obligations and other long-term liabilities approximate their fair values.

(b)    Credit Facilities

We signed a credit agreement on December 1, 2008 with The Toronto Dominion Bank and Canadian Imperial Bank of Commerce that provided, among other things, a one-year revolving term credit facility (“Revolving Facility”).  The Revolving Facility, not to exceed $55,000, was to be used for working capital requirements and was secured by a pledge against all of our assets.  On January 29, 2010, we signed an amended and restated credit agreement which renewed our Revolving Facility to January 28, 2011, and reduced the maximum amount from $55,000 to $10,000.  On January 27, 2011, we signed an amended and restated credit agreement, on similar terms, which extended our revolving facility to January 28, 2013.  As at December 31, 2011, we had $10,000 available on our revolving facility and were in compliance with the associated covenants.

(c)     Letters of credit

We have entered into a standby letter of credit facility agreement under which we have issued a performance bond to a third party customer in accordance with specified terms and conditions.  At December 31, 2011, we had a performance bond of $176 (December 31, 2010 — $315) and the value of this bond approximated its fair market value.  The expiry on this letter of credit is May 2012.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

26.                               FINANCIAL INSTRUMENTS

Financial Risk Management

Financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities.  Our financial instruments also include derivatives which we occasionally use to reduce our exposure to currency associated with its revenues.

We have exposure to the following business risks:

We depend on a small number of customers for a significant portion of our revenue. In 2011, three customers individually accounted for more than 10% of our revenue and, in aggregate, these three customers represented 36% of our revenue.  In the years ended 2010 and 2009, two customers individually accounted for more than 10% of our revenue and, in aggregate, represented 26% and 40% of our revenue, respectively.

At December 31, 2011, three customers individually accounted for more than 10% of our accounts receivable (2010 — two customers individually accounted for more than 10% of our accounts receivable).

We maintain substantially all of our cash and cash equivalents with major financial institutions or government instruments. Our deposits with banks may exceed the amount of insurance provided on such deposits.

We outsource manufacturing of our products to third parties and, accordingly, we are dependent upon the development and deployment by third parties of their manufacturing abilities. The inability of any supplier or manufacturer to fulfill our supply requirements could impact future results. We have supply commitments to our contract manufacturers based on our estimates of customer and market demand. Where actual results vary from our estimates, whether due to execution on our part or market conditions, we are at risk.

Financial instruments that potentially subject us to concentrations of credit risk are primarily accounts receivable. We perform on-going credit evaluations of our customer’s financial condition and require letters of credit or other guarantees whenever deemed appropriate.

Although substantially all of our revenues are received in U.S. dollars, we incur operating costs and have obligations related to our facilities restructuring that are denominated in other currencies. Fluctuations in the exchange rates between these currencies could have a material impact on our business, financial condition and results of operations.

We are generating an increasing portion of our revenue from sales to customers outside of North America including Europe, the Middle East and Asia.  We have experienced increased exposure to Euro fluctuations due to the acquisition of Wavecom. Wavecom, whose functional currency is the Euro, occasionally uses derivatives such as foreign currency forward and options contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in U.S. dollars. To manage our foreign currency risks, we may enter into more such contracts should we consider it to be advisable to reduce our exposure to future foreign exchange fluctuations.  As at December 31, 2011 and 2010, we had no such contracts in place.

We are subject to risks typical of an international business including, but not limited to, differing economic conditions, changes in political climate, differing tax structures other regulations and restrictions and foreign exchange rate volatility.  Accordingly, our future results could be materially affected by changes in these or other factors.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27.                               COMMITMENTS AND CONTINGENCIES

(a)  Operating leases

We have entered into operating leases for property, plant and equipment.  The minimum future payments under various operating leases in each of the years ended December 31 is as follows:

2012	$2,780
2013	2,633
2014	2,611
2015	1,456
2016	1,351
Subsequent years	3,302
$14,133

(b)         Contingent liability on sale of products

(i)                   Under license agreements, we are committed to make royalty payments based on the sales of products using certain technologies. We recognize royalty obligations as determinable in accordance with agreement terms. Where agreements are not finalized, we have recognized our current best estimate of the obligation. When the agreements are finalized, the estimate will be revised accordingly.

(ii)                We are a party to a variety of agreements in the ordinary course of business under which we may be obligated to indemnify a third party with respect to certain matters. Typically, these obligations arise as a result of contracts for sale of our products to customers where we provide indemnification against losses arising from matters such as potential intellectual property infringements and product liabilities. The impact on our future financial results is not subject to reasonable estimation because considerable uncertainty exists as to whether claims will be made and the final outcome of potential claims. To date, we have not incurred material costs related to these types of indemnifications.

(iii)             In March 2004, we entered into an agreement with the Government of Canada’s Technology Partnerships Canada (“TPC”) program, under which we were eligible to receive conditionally repayable research and development funding up to Cdn. $9,540 to support the development of a range of third generation wireless technologies. Under the terms of the agreement, all or part of the contribution was repayable upon the occurrence of certain prescribed events of default. In March 2009, we signed an amended agreement under which we will repay a total of $2,155 (Cdn. $2,500), with payments due on March 1 for each of the next five years beginning March 1, 2009, in full and final satisfaction of all amounts owing, or to be owed, to TPC under this agreement.  During the year ended December 31, 2011, we repaid $500 (Cdn. $500) (2010 — $476 or Cdn. $500; 2009 - $394 or Cdn. $500).

(iv)            We accrue product warranty costs, when we sell the related products, to provide for the repair or replacement of defective products. Our accrual is based on an assessment of historical experience and on management’s estimates. An analysis of changes in the liability for product warranties follows:

	2011	2010
Balance, beginning of year	$4,059	$4,630
Provisions	7,254	5,945
Expenditures	(6,776)	(6,516)
Balance, end of year	$4,537	$4,059

(c)          Other commitments

We have entered into purchase commitments totaling approximately $85,071, net of related electronic components inventory of $4,239 (December 31, 2010 — $79,946, net of electronic components inventory of $5,578), with certain contract manufacturers under which we have committed to buy a minimum amount of designated products between January and March 2012.  In certain of these agreements, we may be required to acquire and pay for such products up to the prescribed minimum or forecasted purchases.

(d)         Legal proceedings

We are from time to time involved in litigation, certain other claims and arbitration matters arising in the ordinary course of our business.  We accrue for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.  Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and technical experts and other information and events pertaining to a particular matter.  To the extent there is a reasonable possibility (within the meaning of ASC 450, Contingencies) that the losses could exceed the amounts already accrued for those cases for which an estimate can be made, management believes that the amount of any such additional loss would not be material to our results of operations or financial condition.

In some instances, we are unable to reasonably estimate any potential loss or range of loss.  The nature and progression of litigation can make it difficult to predict the impact a particular lawsuit will have on the company. There are many reasons that we cannot make these assessments, including, among others, one or more of the following: the early stages of a proceeding, which does not require the claimant to specifically identify the patent that has allegedly been infringed; damages sought that are unspecified, unsupportable, unexplained or uncertain; discovery not having been started or incomplete; the complexity of the facts that are in dispute (e.g., once a patent is identified, the analysis of the patent and a comparison to the activities of the Company is a labor-intensive and highly technical process); the difficulty of assessing novel claims; the parties not having engaged in any meaningful settlement discussions; the possibility that other parties may share in any ultimate liability; and the often slow pace of patent litigation.

We are required to apply judgment with respect to any potential loss or range of loss in connection with litigation.  While we believe we have meritorious defenses to the claims asserted against us in our currently outstanding litigations, and intend to defend ourselves vigorously in all the cases, in light of the inherent uncertainties in litigation, there can be no assurance that the ultimate resolution of these matters will not significantly exceed the reserves currently accrued by us for those cases for which an estimate can be made, and losses in connection with any litigation for which we are not presently able to reasonable estimate any potential loss or range of loss could be material to our results of operations and financial condition.

In January 2012, a patent holding company, M2M Solutions LLC, filed a patent litigation lawsuit in the United States District Court for the District of Delaware asserting patent infringement by us. We are currently assessing our obligations and our liability, if any, in respect of this litigation. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In September 2011, a patent holding company, Wi-Lan, Inc., filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of parties, including us. We are currently assessing our obligations and our liability, if any, in respect of this litigation. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In September 2011, a patent holding company, Mayfair Wireless, LLC, filed a patent litigation lawsuit in the United States District Court for the District of Delaware asserting patent infringement by one or more of our customers.  The litigation makes certain allegations concerning the wireless hotspots sold to certain telecommunication carriers by us and our competitors.  We are currently assessing our obligations and our liability, if any, in respect of this litigation.  In December 2010, this same plaintiff filed a similar lawsuit in the same court assessing patent infringement by a number of parties, including us.  The plaintiff filed a Notice of Voluntary Dismissal Without Prejudice in respect of this earlier lawsuit in March 2011.

In August 2011, a patent holding company, Brandywine Communications Technologies, LLC, filed a patent litigation lawsuit in the United States District Court for the Middle District of Florida asserting patent infringement by a number of parties including Sprint Spectrum L.P. and Sprint Nextel Corporation. Sprint has notified us that the lawsuit makes certain allegations concerning the modems sold to them by us and our competitors.  We are currently assessing our obligations and our liability, if any, in respect of this litigation. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend our products.

In July 2011, a patent holding company, GPNE Corp., filed a patent litigation lawsuit in the United States District Court for the District of Hawaii asserting patent infringement by a number of parties including Barnes & Noble Inc., selling e-readers and computerized tablet and communication devices with the ability to function with GPRS.  Barnes & Noble has notified us that the lawsuit makes certain allegations concerning the modules sold by us and incorporated in their Nook e-reader.  Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In October 2010, a patent holding company, Eon Corp. IP Holdings, LLC, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of parties including one or more of our customers.  In January 2012, the lawsuit was transferred to the United States District Court for the Northern District of California.  Also in January 2012, the plaintiff filed a patent litigation lawsuit in the United States District Court for the District of Puerto Rico asserting patent infringement by a number of parties, including one or more of our customers.  In each case, the litigation makes certain allegations concerning the wireless modems sold to certain telecommunication carriers by us and our competitors.  We are currently assessing our obligations and our liability, if any, in respect of this litigation. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend our products.

In July 2010, Americans for Fair Patent Use, LLC filed a lawsuit in the United States District Court for the Eastern District of Texas asserting false patent marking by a number of device manufacturers, including Sierra Wireless America, Inc., and telecommunication carrier companies, including Sprint Nextel Corporation and Cellco Partnership d/b/a Verizon Wireless. The litigation made certain allegations that products sold by us and our competitors were falsely marked with a number of patents that had expired or that did not cover the marked products.  In April 2011, a mutually agreeable settlement was reached by the parties which will not have a material adverse effect on our operating results.

In May 2010, a patent holding company, Golden Bridge Technology Inc., filed a patent litigation lawsuit in the United States District Court for the District of Delaware asserting patent infringement by a number of telecommunication carrier companies, including AT&T Mobility LLC.  AT&T Mobility LLC has since been dismissed from this lawsuit.  In February 2011, the plaintiff filed a similar lawsuit in the same court asserting patent infringement by a number of additional parties, including us and certain of our customers.  In both cases, the litigation makes certain allegations concerning the wireless modems sold by us and our competitors.  Both lawsuits have been stayed pending the outcome of mediation occurring in Q1, 2012.  We are currently assessing our obligations and our liability, if any, in respect of this litigation. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In February 2010, a patent holding organization, Commonwealth Scientific and Industrial Research Organization, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of telecommunication carriers, including one or more of our customers.  The litigation initially made certain allegations concerning the wireless modems sold to the carriers by us; however, these allegations have since been withdrawn.

In September 2009, a patent holding company, Xpoint Technologies Inc., filed a patent litigation lawsuit in the United States District Court for the District of Delaware asserting patent infringement by a number of parties, including AT&T Mobility LLC.  In the first quarter of 2011, the plaintiff filed a third amended complaint asserting a number of allegations including certain allegations concerning the wireless modems sold to AT&T Mobility LLC by us.  AT&T Mobility LLC has advised us that this litigation has been settled, and we believe that the settlement will have no adverse material effect upon us.

In July 2009, a patent holding company, WIAV Networks, LLC, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of wireless device manufacturers, including us.  The Texas court has transferred the litigation to the United States District Court for the Northern District of California.  The California court has dismissed the litigation against a number of parties, including us, and there is no right of appeal with respect to this decision.

In July 2009, a patent holding company, SPH America, LLC, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Virginia asserting patent infringement by a number of device manufacturers, including us, and computer manufacturers, including one or more of our customers. The litigation, which has been transferred to the United States District Court for the Southern District of California and is in the discovery stage, makes certain allegations concerning the wireless modules sold to the computer manufacturers by us or our competitors.  Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In July 2009, a patent holding company, Celltrace, LLC, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of telecommunication carrier companies including Sprint Spectrum, LP and AT&T Mobility LLC.  The litigation makes certain allegations concerning the wireless modems sold to the carriers by us and our competitors.  The Court issued a Final Judgment on July 5, 2011 dismissing all claims, counterclaims and third-party claims.

In March and June 2009, a patent holding company, MSTG Inc., filed patent litigation lawsuits in the United States District Court for the Northern District of Illinois asserting patent infringement by a number of telecommunication carrier companies, including AT&T Mobility LLC and Sprint Spectrum, LP, respectively.  The carriers have notified us that the lawsuits make certain allegations concerning the wireless data cards and modems sold to those carriers by us and our competitors.  In respect of the first matter, the claim construction process has concluded and discovery in the matter is ongoing.  The second matter has been settled by Sprint Spectrum, LP, and we believe that the settlement will have no adverse material effect on our operating results.  Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In September 2007, a patent holding company, NTP, Inc., filed a patent litigation lawsuit in the United States District Court for the Eastern District of Virginia asserting patent infringement by a telecommunication carrier, AT&T Mobility LLC.  In December 2010, AT&T Mobility LLC made certain allegations concerning the wireless modems sold to them by us and we have responded to them.  A decision of the Court of Appeal for the Federal Circuit ordered reconsideration by the Patent Office of its re-examination decision regarding the patent that the plaintiff claims has been infringed in this lawsuit.  Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

In November 2007, a patent holding company, Technology Patents LLC, filed a patent litigation lawsuit in the United States District Court for the Southern Division of the District of Maryland asserting patent infringement by companies in the cellular phone industry, including a telecommunication carrier, AT&T Mobility LLC. In August 2010, AT&T Mobility LLC made certain allegations concerning the wireless modems sold to them by us and we have responded to them.  On summary judgment, AT&T Mobility LLC was found not to have infringed the asserted patents.  In September 2011, Technology Patents LLC filed an appeal to the Federal Circuit. Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims are without merit and will vigorously defend the lawsuit.

We are engaged in certain other claims, legal actions and arbitration matters, all in the ordinary course of business, and believe that the ultimate outcome of these claims, legal actions and arbitration matters will not have a material adverse effect on our operating results, liquidity or financial position.

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTED INFORMATION
SEGMENTED INFORMATION

28.          SEGMENTED INFORMATION

Effective January 1, 2010, we integrated the legacy Sierra Wireless and Wavecom segments, and as a result, our reportable segments changed from those reported at December 31, 2009.  For 2010, we operated in one segment, and all our products and services were included in this segment.

We implemented a new organizational structure during the fourth quarter of 2010 and we have two reportable segments effective January 1, 2011.

·                  Mobile Computing

·                  Machine-to-Machine

Our segments have changed from those reported at December 31, 2010.  We have not restated our comparative information as discrete financial information for these two segments is not available for periods prior to January 1, 2011.

We sell certain products through resellers, original equipment manufacturers, and wireless service providers who sell these products to end-users.  We had three significant customers during the year ended December 31, 2011 that each accounted for more than 10% of our revenue, comprising sales of $77,216,  $68,361, and $66,001 (year ended December 31, 2010 - two significant customers comprising sales of $105,469 and $65,691; year ended December 31, 2009 - two significant customers comprising sales of $119,635 and $92,489).

As we do not evaluate the performance of our operating segment based on segment assets, management does not classify asset information on a segmented basis.  Despite the absence of discrete financial information we do measure our revenue based on other forms of categorization such as by the products we produce and the geographic distribution in which our products are sold.

BUSINESS SEGMENT INFORMATION

	Year ended December 31, 2011
	Mobile Computing	Machine-to -Machine	Consolidated

Revenue	$284,966	$293,219	$578,185
Cost of goods sold	216,464	198,271	414,735
Gross Margin	68,502	94,948	163,450
Gross Margin %	24.0%	32.4%	28.3%
Expenses	n/a	n/a	193,362
Loss from operations	n/a	n/a	(29,912)
Total assets	n/a	n/a	422,887

	Year ended December 31, 2010
	Mobile Computing	Machine -to-Machine	Consolidated

Revenue	$317,896	$332,445	$650,341
Cost of goods sold	n/a	n/a	459,976
Gross Margin	n/a	n/a	190,365
Gross Margin %	n/a	n/a	29.3%
Expense	n/a	n/a	200,731
Loss from operations	n/a	n/a	(10,366)
Total assets	n/a	n/a	469,568

	Year ended December 31, 2009
	Mobile Computing	Machine -to-Machine	Consolidated

Revenue	$309,916	$216,468	$526,384
Cost of goods sold	n/a	n/a	349,092
Gross Margin	n/a	n/a	177,292
Gross Margin %	n/a	n/a	33.7%
Expenses	n/a	n/a	215,016
Loss from operations	n/a	n/a	(37,724)
Total assets	n/a	n/a	422,887

REVENUE BY GEOGRAPHICAL REGION

	2011	2010	2009

Americas	$252,762	$303,311	$312,991
Europe, Middle East and Africa	100,078	89,048	87,547
Asia-Pacific	225,345	257,982	125,846
	578,185	650,341	526,384

REVENUE BY PRODUCT

	2011	2010	2009

Mobile Computing

AirCard Mobile Broadband Devices	$241,454	$291,464	$294,981
AirPrime Wireless Embedded Modules for PC OEMs	39,422	23,420	12,506
Other	4,090	3,012	2,429
	284,966	317,896	309,916
Machine-to-Machine

AirPrime Embedded Wireless Modules (exludes PC OEMs)	$242,791	$274,964	$168,873
AirLink Intelligent Gateways and Routers	39,013	48,626	41,005
Airvantage and other	11,415	8,855	6,590
	293,219	332,445	216,468
	578,185	650,341	526,384

PROPERTY, PLANT AND EQUIPMENT BY GEOGRAPHICAL REGION

	2011	2010	2009

Americas	$14,108	$14,609	$13,281
Europe, Middle East and Africa	5,197	4,831	5,718
Asia-Pacific	2,782	3,195	8,957
	22,087	22,635	27,956